Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the Hong Kong income tax rates to the Group’s effective tax rate for the six months ended December 31, 2025 and 2024:

	For the Six Months ended December 31, 2025	For the Six Months ended December 31, 2024
Statutory tax rate	16.5%	16.5%
Tax exemption	(16.5)%	(16.5)%
Effective tax rate	0.0%	0.0%